Trade and other receivables (Details) - USD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Trade and other receivables [Abstract]
Trade receivables	$ 628.4	$ 877.9
Loss allowance	(17.9)	(42.4)		$ (41.9)
Trade receivables net	610.5	835.5
Prepayments	49.1	53.9
Other receivables	38.1	87.2
Contract assets	33.7	56.3
Trade and other receivables	$ 731.4	$ 1,032.9	[1]

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.